Operating expenses	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Operating expenses

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

8 Operating expenses

Accounting for staff costs

The Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 34 and Note 35 respectively.

	2017	2016	2015
	£m	£m	£m
Infrastructure costs
Property and equipment	1,363	1,180	1,082
Depreciation of property, plant and equipment	446	492	475
Operating lease rentals	342	561	411
Amortisation of intangible assets	715	670	570
Impairment of property, equipment and intangible assets	80	95	150
(Gain)/loss on property disposals	3	-	3
Total infrastructure costs	2,949	2,998	2,691
Administration and general costs
Consultancy, legal and professional fees	1,127	1,105	1,078
Subscriptions, publications, stationery and communications	630	644	678
Marketing, advertising and sponsorship	433	435	451
Travel and accommodation	150	136	188
UK bank levy	365	410	425
Goodwill impairment	-	-	102
Other administration and general expenses	542	187	61
Total administration and general costs	3,247	2,917	2,983
Staff costs	8,560	9,423	8,853
Provision for UK customer redress	700	1,000	2,772
Provision for ongoing investigations and litigation including Foreign Exchange	-	-	1,237
Operating expenses	15,456	16,338	18,536

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Operating expenses
e Administrative and general expenses

	2017	2016	2015
	£m	£m	£m
Infrastructure costs
Property and equipment	954	1,147	1,082
Depreciation of property, plant and equipment	303	482	475
Operating lease rentals	290	550	411
Amortisation of intangible assets	478	661	570
Impairment of property, equipment and intangible assets	40	97	150
Gain/(loss) on property disposals	3	-	3
Total infrastructure costs	2,068	2,937	2,691
Administration and general costs
Consultancy, legal and professional fees	756	1,079	1,078
Subscriptions, publications, stationery and communications	455	638	678
Marketing, advertising and sponsorship	400	430	451
Travel and accommodation	118	132	188
UK bank levy	365	410	425
Goodwill Impairment	-	-	102
Other administration and general expenses	4,382	511	61
Total administration and general costs	6,476	3,200	2,983
Staff costs[a]	6,445	9,211	8,853
Provision for UK customer redress	700	1,000	2,772
Provision for ongoing investigations and litigation including Foreign Exchange	-	-	1,237
Operating expenses[b]	15,689	16,348	18,536

a The Group has realigned outsourcing costs from administration and general expenses to staff costs in order to more appropriately reflect the nature and internal management of these costs. The net effect of these movements is to reduce administration and general expenses and to increase staff costs by £847m in 2017 and £1,063m in 2016.

b Total operating expenses of £15,689m (2016: £16,348m; 2015: £18,536m) include depreciation of property, plant and equipment of £303m (2016: £482m; 2015: £475m), amortisation of intangible assets of £478m (2016: £661m; 2015: £570m),goodwill impairment nil( 2016 : nil; 2015 : £102m) and administration and other expenses of £14,908m (2016 £15,205m; 2015: £17,389m).